Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income III Portfolio

September 30, 2020

VIPFLI-III-QTLY-1120
1.822348.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	35,523	$1,576,155
VIP Equity-Income Portfolio Investor Class (a)	79,679	1,657,326
VIP Growth & Income Portfolio Investor Class (a)	98,188	1,892,080
VIP Growth Portfolio Investor Class (a)	17,549	1,612,891
VIP Mid Cap Portfolio Investor Class (a)	14,490	459,926
VIP Value Portfolio Investor Class (a)	94,579	1,216,292
VIP Value Strategies Portfolio Investor Class (a)	56,372	595,287
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,055,681)		9,009,957

International Equity Funds - 26.7%
VIP Emerging Markets Portfolio Investor Class (a)	327,091	3,925,090
VIP Overseas Portfolio Investor Class (a)	206,237	4,885,764
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,192,860)		8,810,854

Bond Funds - 38.6%
Fidelity Inflation-Protected Bond Index Fund (a)	205,062	2,251,576
Fidelity Long-Term Treasury Bond Index Fund (a)	44,598	752,363
VIP High Income Portfolio Investor Class (a)	126,154	659,787
VIP Investment Grade Bond Portfolio Investor Class (a)	648,587	9,106,165
TOTAL BOND FUNDS
(Cost $11,499,859)		12,769,891

Short-Term Funds - 7.4%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,441,712)	2,441,712	2,441,712
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,190,112)		33,032,414
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$33,032,416

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,228,202	$349,669	$512,045	$4,760	$12,734	$173,016	$2,251,576
Fidelity Long-Term Treasury Bond Index Fund	834,019	196,566	427,519	11,919	61,034	88,263	752,363
VIP Contrafund Portfolio Investor Class	1,567,164	298,509	575,272	9,242	69,831	215,923	1,576,155
VIP Emerging Markets Portfolio Investor Class	3,273,632	1,237,259	525,918	291,473	3,870	(63,753)	3,925,090
VIP Equity-Income Portfolio Investor Class	1,655,996	543,935	358,758	75,783	(12,926)	(170,921)	1,657,326
VIP Government Money Market Portfolio Investor Class 0.01%	2,556,913	1,308,082	1,423,283	8,319	--	--	2,441,712
VIP Growth & Income Portfolio Investor Class	1,887,240	666,150	436,847	96,849	(5,701)	(218,762)	1,892,080
VIP Growth Portfolio Investor Class	1,601,966	365,044	600,493	140,461	104,922	141,452	1,612,891
VIP High Income Portfolio Investor Class	661,611	108,849	91,163	5,041	(2,705)	(16,805)	659,787
VIP Investment Grade Bond Portfolio Investor Class	9,010,961	1,703,048	2,183,612	40,073	(12,299)	588,067	9,106,165
VIP Mid Cap Portfolio Investor Class	459,688	134,240	136,992	698	(8,602)	11,592	459,926
VIP Overseas Portfolio Investor Class	5,468,656	993,807	1,688,928	23,999	5,545	106,684	4,885,764
VIP Value Portfolio Investor Class	1,216,058	536,863	345,123	48,316	(16,523)	(174,983)	1,216,292
VIP Value Strategies Portfolio Investor Class	595,444	283,548	182,734	31,196	(24,147)	(76,824)	595,287
Total	$33,017,550	$8,725,569	$9,488,687	$788,129	$175,033	$602,949	$33,032,414

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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